UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Sterling Capital Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-866-450-3722

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                 THE ADVISORS' INNER CIRCLE FUND




 THE STERLING CAPITAL FUNDS
 SEMI-ANNUAL REPORT                                               APRIL 30, 2004

                                           Sterling Capital Small Cap Value Fund
                                                  Sterling Capital Balanced Fund

[Sterling Logo Omitted]

                                    STERLING
                                  CAPITAL FUNDS
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statements of Net Assets
     Small Cap Value Fund .................................................    1

     Balanced Fund ........................................................    4

Statements of Operations ..................................................   12

Statements of Changes in Net Assets
     Small Cap Value Fund .................................................   13

     Balanced Fund ........................................................   14
Financial Highlights
     Small Cap Value Fund .................................................   15

     Balanced Fund ........................................................   16

Notes to Financial Statements .............................................   17



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-450-3722; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-450-3722; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- 94.7%
--------------------------------------------------------------------------------
                                                                       MARKET
                                                            SHARES      VALUE
                                                          --------- ------------
CONSUMER DISCRETIONARY -- 16.9%
   Bandag .............................................     21,700 $    945,035
   Bandag, Cl A .......................................     39,300    1,545,669
   Callaway Golf ......................................    349,375    5,928,894
   Catalina Marketing* ................................    412,800    6,844,224
   Hollinger International ............................    224,474    4,478,256
   Payless Shoesource* ................................    795,400   11,254,910
   Speedway Motorsports ...............................    286,750    8,550,885
                                                                   ------------
                                                                     39,547,873
                                                                   ------------
CONSUMER STAPLES -- 4.6%
   Blyth ..............................................    124,025    4,032,053
   FTI Consulting* ....................................    146,900    2,416,505
   ITT Educational Services* ..........................    107,050    4,317,326
                                                                   ------------
                                                                     10,765,884
                                                                   ------------
ENERGY -- 3.7%
   Forest Oil* ........................................    189,550    4,975,688
   Oceaneering International* .........................    136,450    3,820,600
                                                                   ------------
                                                                      8,796,288
                                                                   ------------
FINANCIALS -- 19.2%
   Avatar Holdings* ...................................    106,250    4,054,500
   Commercial Federal .................................    199,900    5,129,434
   First Financial Bancorp ............................     81,175    1,381,598
   Horace Mann Educators ..............................    168,850    2,635,748
   Infinity Property & Casualty* ......................    118,800    3,694,680
   Investment Technology Group* .......................    236,800    3,393,344
   Phoenix ............................................    489,350    6,200,065
   Post Properties ....................................    111,700    3,003,613
   Provident Financial Services .......................    117,650    2,117,700
   Raymond James Financial ............................    204,750    5,143,320
   UMB Financial ......................................     66,275    3,327,668
   Waddell & Reed Financial ...........................    217,290    4,830,357
                                                                   ------------
                                                                     44,912,027
                                                                   ------------
HEALTH CARE -- 3.1%
   Haemonetics* .......................................    120,025    3,388,306
   LifePoint Hospitals* ...............................    109,325    3,909,462
   Ocular Sciences* ...................................      3,050       85,705
                                                                   ------------
                                                                      7,383,473
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
                                                            SHARES      VALUE
                                                          --------- ------------
INFORMATION TECHNOLOGY -- 12.4%
   Commonwealth Telephone Enterprises* ................    231,650 $  9,650,539
   CSG Systems International* .........................    448,150    7,524,438
   Earthlink* .........................................    609,775    5,616,028
   Gartner, Cl A* .....................................    465,600    5,559,264
   Gartner, Cl B* .....................................     49,200      581,052
                                                                   ------------
                                                                     28,931,321
                                                                   ------------
MATERIALS & PROCESSING -- 20.5%
   Acuity Brands ......................................    358,850    8,781,059
   Brady ..............................................     14,900      579,014
   Cytec Industries* ..................................     64,625    2,541,055
   Delta & Pine Land ..................................    376,575    9,135,710
   Millennium Chemicals ...............................    751,525   12,302,464
   Rayonier ...........................................    211,159    8,235,201
   Tidewater ..........................................    150,600    4,248,426
   Tredegar ...........................................    164,275    2,183,215
                                                                   ------------
                                                                     48,006,144
                                                                   ------------
OTHER -- 6.0%
   Brink's ............................................    267,150    7,408,069
   Crane ..............................................    212,650    6,551,747
                                                                   ------------
                                                                     13,959,816
                                                                   ------------
TECHNOLOGY -- 8.3%
   Axcelis Technologies* ..............................    405,450    4,261,280
   Belden .............................................    213,025    3,725,807
   Black Box ..........................................     48,475    2,469,801
   Dendrite International* ............................    519,850    8,910,229
                                                                   ------------
                                                                     19,367,117
                                                                   ------------
   Total Common Stock
      (Cost $191,341,784) .............................             221,669,943
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 4.4%
--------------------------------------------------------------------------------
                                                             FACE       MARKET
                                                            AMOUNT      VALUE
                                                          --------- ------------
REPURCHASE AGREEMENT -- 4.4%
   Morgan Stanley Dean Witter 0.750%, dated 04/30/04,
      to be repurchased on 05/03/04,
      repurchase price $10,191,038
      (collateralized  by U.S. Treasury
      Bond, with a total market
      value $10,394,220) ............................  $10,190,412 $ 10,190,412
                                                                   ------------
   Total Repurchase Agreement
      (Cost $10,190,412) ............................                10,190,412
                                                                   ------------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $201,532,196) ...........................               231,860,355
                                                                   ------------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.9%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ................                   (167,196)
   Administration Fees Payable .....................                    (29,379)
   Trustees' Fees Payable ..........................                     (2,695)
   Other Assets and Liabilities, Net ...............                  2,348,927
                                                                   ------------
   Total Other Assets and Liabilities ..............                  2,149,657
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par
      value) based on 13,345,584 outstanding shares
      of beneficial interest .......................                187,627,618
   Distribution in excess of net investment income .                   (103,472)
   Accumulated net realized gain on investments ....                 16,157,707
   Net unrealized appreciation on investments ......                 30,328,159
                                                                   ------------
   Total Net Assets -- 100.0% ......................               $234,010,012
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share ..............................                     $17.53
                                                                         ======
     *  NON-INCOME PRODUCING SECURITY.
    CL  CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK --  59.6%
--------------------------------------------------------------------------------
                                                                       MARKET
                                                            SHARES      VALUE
                                                          --------- ------------
CONSUMER DISCRETIONARY -- 7.8%
   Altria Group .......................................      4,000  $   221,520
   Black & Decker .....................................      5,000      289,250
   Comcast Special, Cl A* .............................      8,750      253,662
   Comcast, Cl A* .....................................      9,457      284,656
   Energizer Holdings* ................................        925       40,052
   Fortune Brands .....................................      2,475      188,719
   Home Depot .........................................      9,300      327,267
   Marriott International .............................     11,200      528,192
   Target .............................................      7,525      326,359
   Tribune ............................................      5,450      260,946
   Walt Disney ........................................      9,750      224,543
                                                                    -----------
                                                                      2,945,166
                                                                    -----------
CONSUMER STAPLES -- 2.0%
   Time Warner* .......................................     19,675      330,934
   Viacom .............................................     10,625      410,656
                                                                    -----------
                                                                        741,590
                                                                    -----------
ENERGY -- 7.5%
   ChevronTexaco ......................................      5,715      522,922
   Exxon Mobil ........................................     21,270      905,038
   Marathon Oil .......................................     18,550      622,538
   Royal Dutch Petroleum* .............................      9,375      456,188
   Schlumberger .......................................      5,575      326,305
                                                                    -----------
                                                                      2,832,991
                                                                    -----------
FINANCIALS -- 21.3%
   Allstate ...........................................      6,775      310,972
   American International Group .......................     11,000      788,150
   Bank of America ....................................      6,090      490,184
   Bank One ...........................................     13,775      680,072
   Citigroup ..........................................     18,041      867,592
   Franklin Resources .................................      7,175      393,405
   Freddie Mac ........................................      6,500      379,600
   JP Morgan Chase ....................................     18,091      680,222
   Keycorp ............................................     27,600      819,720
   Metlife ............................................     10,625      366,562


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
                                                            SHARES      VALUE
                                                          --------- ------------
   Morgan Stanley .....................................      7,950  $   408,550
   Safeco .............................................     10,600      464,174
   St. Paul Travelers .................................        955       38,840
   Wachovia ...........................................     16,850      770,888
   Wells Fargo ........................................     10,625      599,888
                                                                    -----------
                                                                      8,058,819
                                                                    -----------
HEALTH CARE -- 1.0%
   Abbott Laboratories ................................      4,850      213,497
   Baxter International ...............................      5,425      171,701
                                                                    -----------
                                                                        385,198
                                                                    -----------
INDUSTRIALS -- 5.8%
   Boeing .............................................     14,525      620,072
   First Data .........................................      6,350      288,226
   Honeywell International ............................      8,875      306,898
   Illinois Tool Works ................................      5,525      476,310
   Norfolk Southern ...................................     21,175      504,389
                                                                    -----------
                                                                      2,195,895
                                                                    -----------
INFORMATION TECHNOLOGY -- 4.0%
   ADC Telecommunications* ............................     77,550      193,875
   Applied Materials* .................................      6,700      122,141
   Hewlett-Packard ....................................     23,416      461,295
   International Business Machines ....................      2,750      242,468
   National Semiconductor* ............................      1,475       60,165
   Texas Instruments ..................................      6,100      153,110
   Unisys* ............................................     20,275      264,183
                                                                    -----------
                                                                      1,497,237
                                                                    -----------
MATERIALS -- 3.1%
   Alcoa ..............................................      7,125      219,094
   Dover ..............................................      6,775      271,203
   Praxair ............................................      7,550      275,952
   Thermo Electron* ...................................      8,300      242,360
   Weyerhaeuser .......................................      3,050      180,560
                                                                    -----------
                                                                      1,189,169
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
                                                            SHARES      VALUE
                                                          --------- ------------
TELECOMMUNICATION SERVICES -- 3.9%
   Alltel .............................................      6,575  $   330,985
   AT&T ...............................................      5,710       97,927
   Motorola ...........................................      4,400       80,300
   SBC Communications .................................     17,060      424,794
   Verizon Communications .............................     14,100      532,134
                                                                    -----------
                                                                      1,466,140
                                                                    -----------
UTILITIES -- 3.2%
   Duke Energy ........................................     16,100      339,066
   Exelon .............................................     13,090      876,245
                                                                    -----------
                                                                      1,215,311
                                                                    -----------
   Total Common Stock
      (Cost $20,370,539) ..............................              22,527,516
                                                                    -----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- 16.7%
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
                                                         ---------
FHLB -- 0.3%
   3.750%, 08/15/08 ...................................  $ 110,000      110,186
                                                                    -----------
FHLMC -- 1.1%
   6.625%, 09/15/09 ...................................    250,000      279,687
   3.000%, 12/15/06 ...................................    150,000      148,796
                                                                    -----------
                                                                        428,483
                                                                    -----------
FNMA -- 2.6%
   5.250%, 06/15/06 ...................................    380,000      400,438
   4.375%, 09/15/12 ...................................    400,000      388,402
   3.250%, 02/15/09 ...................................    180,000      174,340
                                                                    -----------
                                                                        963,180
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT& AGENCYSECURITIES -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE       MARKET
                                                           AMOUNT       VALUE
                                                         ---------- ------------
MORTGAGE-BACKED SECURITIES -- 12.7%
   Fannie Mae, Ser 2003-128, Cl NB
      4.000%, 11/25/11 ................................  $ 245,000  $   248,156
   Fannie Mae, Ser 2003-63, Cl GU
      4.000%, 07/25/33 ................................    175,000      176,647
   Freddie Mac (Gold) Pool #A15596
      5.000%, 11/01/33 ................................    287,040      278,505
   Freddie Mac (Gold) Pool #E86215
      6.000%, 11/01/16 ................................    379,053      396,030
   Freddie Mac (Gold) Pool #E89543
      6.500%, 05/01/17 ................................     66,446       70,337
   Freddie Mac (Gold) Pool #E91952
      5.500%, 10/01/17 ................................    555,027      569,916
   Freddie Mac (Gold) Pool #E92466
      5.500%, 11/01/17 ................................    262,222      269,256
   Freddie Mac (Gold) Pool #E93305
      5.500%, 12/01/17 ................................    314,931      323,379
   Freddie Mac Pool # 555876
      5.500%, 10/01/33 ................................    237,715      237,346
   Freddie Mac Pool #555212
      7.000%, 10/01/32 ................................    113,473      119,953
   Freddie Mac Pool #596126
      6.500%, 11/01/26 ................................    171,315      179,035
   Freddie Mac Pool #659940
      7.000%, 07/01/32 ................................    105,532      111,565
   Freddie Mac Pool #675969
      7.500%, 08/01/31 ................................    244,739      262,013
   Freddie Mac Pool #730498
      4.500%, 08/01/33 ................................      2,206        2,073
   Freddie Mac Pool #731521
      5.000%, 07/01/18 ................................    269,432      271,330
   Freddie Mac Pool #A10777
      5.500%, 07/01/33 ................................    282,982      282,797
   Freddie Mac Pool #B11817
      4.500%, 01/01/19 ................................    401,455      396,041
   Freddie Mac Pool #C01673
      5.000%, 11/01/33 ................................    426,048      413,381


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
                                                            FACE       MARKET
                                                           AMOUNT       VALUE
                                                         ---------- ------------
   Freddie Mac, Series 2712, Cl PV
      4.500%, 03/15/11 ................................  $  95,000  $    97,192
   Ginnie Mae, Ser 2003-103, Cl PJ
      5.500%, 06/20/22 ................................    107,067      109,908
                                                                    -----------
                                                                      4,814,860
                                                                    -----------
   Total U.S. Government & Agency Securities
      (Cost $6,387,871) ...............................               6,316,709
                                                                    -----------

--------------------------------------------------------------------------------
 CORPORATE BONDS -- 14.1%
--------------------------------------------------------------------------------
FINANCIALS -- 8.0%
   Associates Corporation of America
      6.250%, 11/01/08 ................................    355,000      388,281
   Bear Stearns
      6.500%, 05/01/06 ................................    209,000      224,064
   Bear Stearns, Ser B, MTN
      1.280%, 01/16/07 ................................    150,000      149,964
   CIT Group
      7.375%, 04/02/07 ................................    307,000      340,691
   CIT Group, MTN
      1.320%, 02/15/07 ................................    150,000      150,122
   Countrywide Home Loan, Ser L, MTN
      1.270%, 02/17/06 ................................    160,000      159,985
   Goldman Sachs
      1.280%, 01/09/07 ................................    215,000      215,105
   Household Finance
      6.400%, 06/17/08 ................................    190,000      207,338
      1.280%, 02/09/07 ................................    150,000      150,274
   Lehman Brothers Holdings
      4.800%, 03/13/14 ................................    220,000      210,054
   Morgan Stanley
      4.250%, 05/15/10 ................................    296,000      291,528
      1.280%, 01/12/07 ................................    155,000      155,115
   SLM, Ser A
      4.000%, 01/15/09 ................................    222,000      220,571
      1.290%, 01/25/07 ................................    155,000      154,981
                                                                    -----------
                                                                      3,018,073
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE BONDS --  CONTINUED
--------------------------------------------------------------------------------
                                                            FACE       MARKET
                                                           AMOUNT       VALUE
                                                         ---------- -----------
INDUSTRIALS -- 3.0%
   General Electric
      5.000%, 02/01/13 ................................  $ 245,000  $   243,594
   General Motors
      8.375%, 07/15/33 ................................    186,000      201,162
   Newmont USA
      8.625%, 05/15/11 ................................    126,000      152,097
   Valero Energy
      6.875%, 04/15/12 ................................    225,000      248,803
   Weyerhaeuser
      5.950%, 11/01/08 ................................    280,000      298,969
                                                                    -----------
                                                                      1,144,625
                                                                    -----------
TELECOMMUNICATION SERVICES -- 1.9%
   AT&T Wireless Services
      8.750%, 03/01/31 ................................    115,000      140,292
   Clear Channel Communications
      4.900%, 05/15/15 ................................    155,000      144,575
   Liberty Media
      8.250%, 02/01/30 ................................    184,000      212,520
   Sprint Capital
      8.750%, 03/15/32 ................................    180,000      215,012
                                                                    -----------
                                                                        712,399
                                                                    -----------
UTILITIES -- 1.2%
   American Electric Power, Ser C
      5.375%, 03/15/10 ................................    215,000      222,325
   KN Energy
      7.250%, 03/01/28 ................................    225,000      242,156
                                                                    -----------
                                                                        464,481
                                                                    -----------
   Total Corporate Bonds
      (Cost $5,425,095) ...............................               5,339,578
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS --  4.4%
--------------------------------------------------------------------------------
                                                            FACE       MARKET
                                                           AMOUNT       VALUE
                                                         ---------- ------------
U.S. TREASURY BONDS -- 0.8%
      7.250%, 08/15/22 ................................  $ 105,000  $   129,207
      5.375%, 02/15/31 ................................    180,000      182,362
                                                                    -----------
                                                                        311,569
                                                                    -----------
U.S. TREASURY NOTES -- 3.6%
      6.875%, 05/15/06 ................................    280,000      305,024
      2.000%, 05/15/06 ................................     80,000       79,463
      1.500%, 03/31/06 ................................    970,000      956,473
                                                                    -----------
                                                                      1,340,960
                                                                    -----------
   Total U.S. Treasury Obligations
      (Cost $1,660,645) ...............................               1,652,529
                                                                    -----------

--------------------------------------------------------------------------------
 HOME EQUITY LOANS -- 2.5%
--------------------------------------------------------------------------------
   Asset Backed Funding Certificates, Ser 2004-OPT1, Cl A2
      1.450%, 09/25/33 ................................    226,030      224,186
   Bear Stearns Commercial Mortgage Securities,
      Ser 2004-T14, Cl A4
      5.200%, 01/12/41 ................................    135,000      135,063
   Citicorp Mortgage Securities, Ser 2001-16, Cl 2A1
      6.250%, 11/25/16 ................................     33,242       33,862
   Merrill Lynch Mortgage Trust, Ser 2004-MKB1, Cl A3
      4.892%, 02/12/42 ................................    180,000      179,388
   Residential Asset Mortgage Products, Ser 2004-RS4.
      Cl A2B1
      1.360%, 04/25/34 ................................    230,000      230,000
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2004-C11, Cl A1
      3.333%, 01/15/41 ................................    135,000      135,334
                                                                    -----------
   Total Home Equity Loans
      (Cost $942,406) .................................                 937,833
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.7%
--------------------------------------------------------------------------------
                                                            FACE       MARKET
                                                           AMOUNT       VALUE
                                                         ---------- ------------
REPURCHASE AGREEMENT -- 2.7%
   Morgan Stanley Dean Witter 0.750%, dated 04/30/04,
      to be repurchased on 05/03/04, repurchase
      price $1,031,620 (collateralized by
      U.S. Treasury Bond with a total market
      value $1,052,188) ............................... $1,031,557  $ 1,031,557
                                                                    -----------
   Total Repurchase Agreement
      (Cost $1,031,557) ...............................               1,031,557
                                                                    -----------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $35,818,113) ..............................              37,805,722
                                                                    -----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ...................                 (20,582)
   Administration Fees Payable ........................                  (4,721)
   Trustee's Fees Payable .............................                  (1,133)
   Other Assets and Liabilities, Net ..................                  26,384
                                                                    -----------
   Total Other Assets and Liabilities .................                     (52)
                                                                    -----------

--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par value)
      based on 3,562,465 outstanding shares
      of beneficial interest ..........................              36,530,327
   Undistributed net investment income ................                  28,326
   Accumulated net realized loss on investments .......                (740,592)
   Net unrealized appreciation on investments .........               1,987,609
                                                                    -----------
   Total Net Assets -- 100.0% .........................             $37,805,670
                                                                    ===========
   Net Asset Value, Offering and Redemption
      Price Per Share .................................                  $10.61
                                                                         ======
     *  NON-INCOME PRODUCING SECURITY
    CL  CLASS
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   MTN  MEDIUM TERM NOTE
   SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                                FOR THE SIX MONTHS ENDED
STERLING CAPITAL FUNDS                                APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                     SMALL CAP
                                                       VALUE         BALANCED
                                                        FUND           FUND
                                                    -----------     ----------
INVESTMENT INCOME
Dividend Income ................................    $ 2,356,164      $ 261,974
Interest Income ................................         21,569        293,555
Less: Foreign Taxes Withheld                                 --         (1,698)
                                                    -----------     ----------
   TOTAL INVESTMENT INCOME .....................      2,377,733        553,831
                                                    -----------     ----------
EXPENSES
Investment Advisory Fees .......................      1,176,006        139,961
Administration Fees ............................        176,402         27,992
Trustees' Fees .................................          4,201            773
Shareholder Servicing Fees .....................        108,975         17,101
Transfer Agent Fees ............................         36,647         16,624
Professional Fees ..............................         21,960          3,843
Printing Fees ..................................         13,065          2,233
Registration Fees ..............................          9,100          8,363
Custodian Fees .................................          7,728          4,133
Other Expenses .................................          2,345          2,940
                                                    -----------     ----------
TOTAL EXPENSES .................................      1,556,429        223,963
Less:
Waiver of Investment Advisory Fees .............        (86,198)       (16,817)
                                                    -----------     ----------
TOTAL NET EXPENSES .............................      1,470,231        207,146
                                                    -----------     ----------
NET INVESTMENT INCOME ..........................        907,502        346,685
                                                    -----------     ----------
NET REALIZED GAIN ON INVESTMENTS ...............     16,671,775         19,175
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ..............................      8,911,838      1,422,742
                                                    -----------     ----------
NET GAIN ON INVESTMENTS ........................     25,583,613      1,441,917
                                                    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................    $26,491,115     $1,788,602
                                                    ===========     ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                    SIX MONTHS         YEAR
                                                      ENDED           ENDED
                                                  APRIL 30, 2004,   OCTOBER 31,
                                                    (UNAUDITED)        2003
                                                   ------------    -------------
OPERATIONS:
   Net Investment (Income) Loss ................   $    907,502    $   (194,232)
   Net Realized Gain ...........................     16,671,775       6,468,759
   Net Change in Unrealized Appreciation .......      8,911,838      57,639,495
                                                   ------------    ------------
   Net Increase in Net Assets Resulting
     from Operations ...........................     26,491,115      63,914,022
                                                   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .......................     (1,010,974)             --
   Realized Capital Gains ......................     (6,205,440)     (1,560,439)
                                                   ------------    ------------
   Total Dividends and Distributions ...........     (7,216,414)    (1,560,439)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................     24,902,982      49,199,732
   In Lieu of Cash Distributions ...............      6,414,515       1,416,000
   Redeemed ....................................    (44,283,691)    (52,965,582)
                                                   ------------    ------------
   Net Decrease in Net Assets from
     Capital Share Transactions ................    (12,966,194)     (2,349,850)
                                                   ------------    ------------
     Total Increase in Net Assets ..............      6,308,507      60,003,733
                                                   ------------    ------------
NET ASSETS:
   Beginning of Period .........................    227,701,505     167,697,772
                                                   ------------    ------------
   End of Period (Includes Distributions
     in Excess of Net Investment Income of
     ($103,472) and $0, respectively) ..........   $234,010,012    $227,701,505
                                                   ============    ============

SHARE TRANSACTIONS:
   Issued ......................................      1,458,421       3,719,000
   In Lieu of Cash Distributions ...............        395,129         118,617
   Redeemed ....................................     (2,590,704)     (4,024,579)
                                                   ------------    ------------
NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...................       (737,154)       (186,962)
                                                   ============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

-------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     SIX MONTHS         YEAR
                                                       ENDED            ENDED
                                                  APRIL 30, 2004,    OCTOBER 31,
                                                    (UNAUDITED)         2003
                                                    -----------     ------------
OPERATIONS:
   Net Investment Income ........................   $   346,685       $ 672,561
   Net Realized Gain (Loss) .....................        19,175        (416,391)
   Net Change in Unrealized Appreciation ........     1,422,742       4,407,858
                                                    -----------     -----------
   Net Increase in Net Assets Resulting
     from Operations ............................     1,788,602       4,664,028
                                                    -----------     -----------
DIVIDENDS:
   Net Investment Income ........................      (337,846)       (665,631)
                                                    -----------     -----------
   Total Dividends ..............................      (337,846)       (665,631)
                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     1,900,047       5,286,737
   In Lieu of Cash Distributions ................       328,266         645,902
   Redeemed .....................................    (2,341,228)     (6,154,250)
                                                    -----------     -----------
   Net Decrease in Net Assets from
     Capital Share Transactions .................      (112,915)       (221,611)
                                                    -----------     -----------
     Total Increase in Net Assets ...............     1,337,841       3,776,786

NET ASSETS:
   Beginning of Period ..........................    36,467,829      32,691,043
                                                    -----------     -----------
   End of Period (Includes Undistributed
     et Investment Income of $28,326 and
     $19,487, respectively) .....................   $37,805,670     $36,467,829
                                                    ===========     ===========
SHARE TRANSACTIONS:
   Issued .......................................       177,943         562,816
   In Lieu of Cash Distributions ................        31,054          68,513
   Redeemed .....................................      (222,834)       (645,285)
                                                    -----------     -----------
NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ....................       (13,837)        (13,956)
                                                    ===========     ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                     ENDED
                                 APRIL 30, 2004                 YEARS ENDED OCTOBER 31,
                                   (UNAUDITED)    2003        2002       2001(1)      1999      1998
                                    --------    --------    --------    --------    -------    -------
   Net Asset Value,
     Beginning of Period ........   $  16.17    $  11.75    $  14.00    $  14.65    $ 12.88    $ 11.93
                                    --------    --------    --------    --------    -------    -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income (Loss) .       0.08       (0.01)      (0.01)       0.09       0.06       0.03
   Net Realized and
     Unrealized Gain (Loss) .....       1.80        4.54       (1.30)       0.85       2.16       1.04
                                    --------    --------    --------    --------    -------    -------
   Total from Investment
     Operations .................       1.88        4.53       (1.31)       0.94       2.22       1.07
                                    --------    --------    --------    --------    -------    -------
Dividends and Distributions:
   Net Investment Income ........      (0.07)         --          --       (0.08)     (0.07)     (0.02)
   Net Realized Capital Gains ...      (0.45)      (0.11)      (0.94)      (1.51)     (0.38)     (0.10)
                                    --------    --------    --------    --------    -------    -------
     Total Dividends and
       Distributions ............      (0.52)      (0.11)      (0.94)      (1.59)     (0.45)     (0.12)
                                    --------    --------    --------    --------    -------    -------
   Net Asset Value,
     End of Period ..............   $  17.53    $  16.17    $  11.75    $  14.00    $ 14.65    $ 12.88
                                    ========    ========    ========    ========    =======    =======
TOTAL RETURN+ ...................      11.92%      38.88%     (10.34)%      6.70%     17.77%      9.02%
                                    ========    ========    ========    ========    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) .   $234,010    $227,702    $167,698    $110,022    $60,918    $44,103
Ratio of Expenses to
   Average Net Assets ...........       1.25%       1.25%       1.25%       1.25%      1.26%      1.25%
Ratio of Expenses to Average
   Net Assets (without waivers) .       1.32%       1.35%       1.31%       1.37%      1.26%      1.25%
Ratio of Net Investment
   Income to Average Net Assets .       0.77%      (0.10)%     (0.07)%      0.33%      0.42%      0.22%
Portfolio Turnover Rate .........         16%         46%         24%         62%        98%        50%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL SMALL CAP VALUE FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                     ENDED
                                 APRIL 30, 2004                 YEARS ENDED OCTOBER 31,
                                   (UNAUDITED)    2003        2002       2001(1)      1999      1998
                                    --------    --------    --------    --------    -------    -------
   Net Asset Value,
     Beginning of Period ........    $ 10.20     $  9.11     $ 10.02     $ 11.24    $ 12.13    $ 12.81
                                     -------     -------     -------     -------    -------    -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income .........      0.10        0.18        0.23        0.25       0.33      0.34
   Net Realized and
     Unrealized Gain (Loss) ......      0.41        1.09       (0.89)      (0.96)      0.21       0.28
                                     -------     -------     -------     -------    -------    -------
   Total from Investment
     Operations ..................      0.51        1.27       (0.66)      (0.71)      0.54       0.62
                                     -------     -------     -------     -------    -------    -------
Dividends and Distributions:
   Net Investment Income .........     (0.10)      (0.18)      (0.23)      (0.27)     (0.35)     (0.32)
   Net Realized Capital Gains ....        --          --       (0.02)      (0.24)     (1.08)     (0.98)
                                     -------     -------     -------     -------    -------    -------
     Total Dividends and
       Distributions .............     (0.10)      (0.18)      (0.25)      (0.51)     (1.43)     (1.30)
                                     -------     -------     -------     -------    -------    -------
   Net Asset Value,
     End of Period ...............   $ 10.61     $ 10.20     $  9.11     $ 10.02    $ 11.24    $ 12.13
                                     =======     =======     =======     =======    =======    =======
TOTAL RETURN+ ....................      4.96%      14.17%      (6.71)%     (6.60)%     5.28%      5.12%
                                     =======     =======     =======     =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ..   $37,806     $36,468     $32,691     $42,651    $49,503    $61,905
Ratio of Expenses to
   Average Net Assets ............      1.11%       1.11%       1.02%       1.11%      1.12%      1.11%
Ratio of Expenses to
   Average Net Assets
   (without waivers) .............      1.20%       1.21%       1.02%       1.27%      1.12%      1.11%
Ratio of Net Investment
   Income to Average Net Assets ..      1.86%       1.97%       2.21%       2.30%      2.88%      2.55%

Portfolio Turnover Rate ..........        43%         82%        125%(2)      86%       121%++      82%


+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ THE PORTFOLIO TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO INCREASED SHAREHOLDER ACTIVITY WITHIN THE FUND.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL BALANCED FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL BALANCED FUND.
(2) (UNAUDITED) THE TURNOVER IN THE BALANCED FUND ROSE DURING THE LAST SIX MONTHS PRIMARILY DUE TO THE ACTIVE NATURE OF THE FIXED INCOME MANAGEMENT. IN 2002, THE CREDIT MARKETS WERE EXTREMELY VOLATILE DUE TO THE NEGATIVE PUBLICITY ASSOCIATED WITH CORPORATE ACCOUNTING SCANDALS. DURING THIS VOLATILE PERIOD, WE BELIEVED THAT IT WAS VERY IMPORTANT TO PURGE ANY NAMES FROM OUR PORTFOLIOS THAT COULD BE POSSIBLY TAINTED BY ANY NEGATIVE PUBLICITY.
    IN ADDITION WE HAVE BEEN IN THE PROCESS OF SHIFTING OUR YIELD CURVE POSITION FROM A BULLET STRUCTURE TO MORE OF A BARBELL. THIS STRATEGY WILL BE GRADUALLY IMPLEMENTED BUT ALSO INVOLVES INCREASED ACTIVITY IN THE ACCOUNT. WE BELIEVE THAT THE YIELD CURVE WILL FLATTEN IN 2003 AND WE ARE WORKING TO POSITION THE FUND TO TAKE ADVANTAGE OF THIS MOVE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Sterling Capital Small Cap Value Fund and the Sterling Capital Balanced Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The funds' prospectus provides a description of the funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange. Investments in equity securities, which are reported on the NASDAQ national market system, are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available (of which there are none as of April 30, 2004) are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co., the "Distributor." Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND  TRANSFER  AGENT
    AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

                 .150% on the first $250 million in Fund assets .125% on the next $250 million in Fund assets
                 .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Funds' daily net assets. There is also a minimum annual administration fee of $100,000 per additional fund and $20,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Sterling Capital Management, LLC (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Small Cap Value Fund's daily average net assets and 0.75% of the Balanced Fund's daily average net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds' total operating expenses to a maximum of 1.25% and 1.11% of daily average net assets of the Small Cap Value and Balanced Funds, respectively. The Adviser, at its sole discretion, reserves the right to terminate this arrangement at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2004, are as follows:

                                                   SMALL CAP       BALANCED
                                                  VALUE FUND         FUND
                                                 ------------     ----------
     Purchases
       U.S. Government .......................   $        --      $9,115,856
       Other .................................    37,621,108       6,624,831
     Sales
       U.S. Government .......................            --       8,011,312
       Other .................................    62,196,389       9,346,540

7. FEDERAL TAX INFORMATION:

It is each Funds intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.


The tax character of dividends and distributions paid during the last two years were as follows:
                                   ORDINARY      LONG-TERM
                                    INCOME      CAPITAL GAIN        TOTAL
                                   --------     ------------      ---------
     Small Cap Value Fund
        2003 ...................  $       --      $1,560,439     $1,560,439
        2002 ...................   5,535,802       1,906,123      7,441,925
     Balanced Fund
        2003 ...................     665,631              --        665,631
        2002 ...................     927,152          91,961      1,019,113

As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                               SMALL CAP               BALANCED
                                               VALUE FUND               FUND
                                              ------------          ------------
     Undistributed Ordinary Income .........  $ 6,204,152           $  19,486
     Capital Loss Carryforwards ............           --            (523,150)
     Unrealized Appreciation (Depreciation)    20,903,541             328,251
                                              -----------           ----------
     Total Distributable Earnings
       (Accumulated Losses) ................  $27,107,693           $(175,413)
                                              ===========           =========

For Federal income tax purposes, capital carryforwards may represent realized losses of the Fund that be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                 TOTAL CAPITAL
                                    EXPIRES        EXPIRES       LOSS CARRYOVER
                                      2011           2010           10/31/03
                                   --------        --------      --------------
     Balanced Fund .............    $410,697       $112,453         $523,150

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2004 were as follows:

                                      AGGREGATE GROSS   AGGREGATE GROSS
                           FEDERAL      UNREALIZED         UNREALIZED       NET UNREALIZED
                          TAX COST     APPRECIATION       DEPRECIATION       APPRECIATION
                        ------------   ------------       ------------       --------------
     Small Cap Value
       Fund ..........  $201,532,196   $37,818,176       $(7,490,017)        $30,328,159
     Balanced Fund ...    35,818,113     3,811,689        (1,824,080)          1,987,609

8. OTHER:

At April 30, 2004, 13% of total shares outstanding were held by one shareholder of the Small Cap Value Fund and 80% of total shares outstanding were held by one shareholder of the Balanced Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                    Toll-Free
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Funds described.

SCM-SA-002-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.